INCOME TAXES - VALUATION ALLOWANCE (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Increase (Decrease) in Valuation Allowance [Roll Forward]
Begininng Balance, Valuation Allowance	$ 1,081.4		$ 1,176.4		$ 1,180.7
Valuation Allowance, Deferred Tax Asset, Change in Amount	(143.0)	[1]	(95.0)	[2]	27.8	[3]
Valuation Allowance, Deferred Tax Asset, Expiration of Capital Loss Carryforwards					(32.1)
Ending Balance, Valuation Allowance	938.4		1,081.4		1,176.4
Reinsurance Transactions [Member]
Increase (Decrease) in Valuation Allowance [Roll Forward]
Valuation Allowance, Deferred Tax Asset, Change in Amount					23.0
Realized Investment Losses [Member]
Increase (Decrease) in Valuation Allowance [Roll Forward]
Valuation Allowance, Deferred Tax Asset, Change in Amount					$ 4.8

[1]	The $143.0 million reduction to the deferred tax valuation allowance during 2011 resulted primarily from our recent higher levels of operating income when projecting future taxable income as further discussed above.
[2]	The $95.0 million reduction to the deferred tax valuation allowance during 2010 resulted from the utilization of NOLs and capital loss carryforwards and higher projections of future taxable income based on evidence we consider to be objective and verifiable.
[3]	The $27.8 million increase to our valuation allowance during 2009 included increases of: (i) $23.0 million related to our reassessment of the recovery of our deferred tax assets following the completion of reinsurance transactions in 2009; and (ii) $4.8 million related to the recognition of additional realized investment losses for which we are unlikely to receive any tax benefit.